Commitments and Contingencies (Summary of Maximum Potential Amount of Future Payments under Guarantees) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2020	Mar. 31, 2020
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 2,527	¥ 2,456
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	266	301
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	96	110
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	2,306	2,314
Guarantees for repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	31	59
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	456	446
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 21,097	¥ 21,756